                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

                 ----------------------------------------------

                         STREETTRACKS INDEX SHARES FUNDS

     ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111

     ---------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

       (Name and Address of Agent for Service)               Copy to:

     James E. Ross                           Scott M. Zoltowski, Esq.
     President                               Vice President and Counsel
     SSgA Funds Management Inc.              State Street Bank and Trust Company
     State Street Financial Center           One Lincoln Street
     One Lincoln Street                      Boston, MA 02111
     Boston, MA 02111

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

STREETTRACKS DOW JONES STOXX 50 FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                 SHARES        VALUE
-----------------------------------------------    ---------    ------------
COMMON STOCKS -- 99.3%
FINLAND -- 2.3%
TECHNOLOGY -- 2.3%
Nokia Oyj (a)                                         39,530    $    720,396
                                                                ------------
FRANCE -- 12.4%
BANKS -- 3.2%
BNP Paribas SA                                         7,060         569,193
Societe Generale (a)                                   3,619         443,527
                                                                ------------

                                                                   1,012,720
                                                                ------------
INSURANCE -- 1.5%
AXA (a)                                               14,392         462,768
                                                                ------------
OIL & GAS -- 4.1%
Total SA (a)                                           5,114       1,280,037
                                                                ------------
PERSONAL & HOUSEHOLD GOODS -- 0.6%
L'Oreal SA                                             2,647         196,079
                                                                ------------
RETAIL -- 0.8%
Carrefour SA                                           5,273         246,178
                                                                ------------
TELECOMMUNICATIONS -- 1.2%
France Telecom SA (a)                                 15,259         377,794
                                                                ------------
UTILITIES -- 1.0%
Suez SA                                               10,286         319,094
                                                                ------------

TOTAL FRANCE                                                       3,894,670
                                                                ------------
GERMANY -- 12.0%
AUTOMOBILES & PARTS -- 1.4%
DaimlerChrysler AG                                     8,513         433,191
                                                                ------------
BANKS -- 1.4%
Deutsche Bank AG                                       4,608         445,156
                                                                ------------
CHEMICALS -- 1.2%
BASF AG                                                4,792         365,767
                                                                ------------
INDUSTRIAL GOODS & SERVICES -- 2.0%
Siemens AG                                             7,458         636,909
                                                                ------------
INSURANCE -- 1.7%
Allianz AG                                             3,556         536,642
                                                                ------------
TECHNOLOGY -- 1.1%
SAP AG                                                 1,901         343,434
                                                                ------------
TELECOMMUNICATIONS -- 1.2%
Deutsche Telekom AG                                   23,760         394,607
                                                                ------------
UTILITIES -- 2.0%
E.ON AG                                                6,216         640,751
                                                                ------------

TOTAL GERMANY                                                      3,796,457
                                                                ------------
ITALY -- 4.0%
INSURANCE -- 1.1%
Assicurazioni Generali SpA                             9,744         339,289
                                                                ------------
OIL & GAS -- 2.0%
Eni SpA                                               22,581         624,068
                                                                ------------
TELECOMMUNICATIONS -- 0.9%
Telecom Italia SpA                                    98,449         285,669
                                                                ------------

TOTAL ITALY                                                        1,249,026
                                                                ------------
NETHERLANDS -- 6.7%
BANKS -- 2.6%
ABN AMRO Holding NV                                   16,754         436,547
Fortis                                                11,575         367,137
                                                                ------------

                                                                     803,684
                                                                ------------
FOOD & BEVERAGES -- 1.1%
Unilever NV                                            5,152         351,557
                                                                ------------
INSURANCE -- 1.9%
ING Groep NV                                          17,687         611,277
                                                                ------------
PERSONAL & HOUSEHOLD GOODS -- 1.1%
Koninklijke (Royal) Philips
Electronics NV                                        11,241         348,057
                                                                ------------

TOTAL NETHERLANDS                                                  2,114,575
                                                                ------------
SPAIN -- 5.9%
BANKS -- 4.0%
Banco Bilbao Vizcaya Argentaria SA                    30,219         537,524
Banco Santander Central Hispano SA                    55,754         733,276
                                                                ------------

                                                                   1,270,800
                                                                ------------
TELECOMMUNICATIONS -- 1.9%
Telefonica SA                                         39,345         589,863
                                                                ------------

TOTAL SPAIN COMMON STOCKS                                          1,860,663
                                                                ------------
SWEDEN -- 1.4%
TECHNOLOGY -- 1.4%
Telefonaktiebolaget LM Ericsson
(Class B)                                            131,603         451,431
                                                                ------------
SWITZERLAND -- 14.5%
BANKS -- 4.4%
Credit Suisse Group                                   10,820         550,051
UBS AG                                                 8,868         841,752
                                                                ------------

                                                                   1,391,803
                                                                ------------
FOOD & BEVERAGES -- 3.4%
Nestle SA                                              3,598       1,072,889
                                                                ------------
HEALTH CARE -- 6.7%
Novartis AG                                           22,120       1,158,910
Roche Holding AG                                       6,264         937,735
                                                                ------------

                                                                   2,096,645
                                                                ------------

TOTAL SWITZERLAND                                                  4,561,337
                                                                ------------
UNITED KINGDOM -- 40.1%
BANKS -- 13.0%
Barclays PLC                                          57,824         606,536
HBOS PLC                                              34,358         585,712
HSBC Holdings PLC                                    100,973       1,617,313
Lloyds TSB Group PLC                                  50,477         423,316
Royal Bank of Scotland Group PLC                      28,379         855,030
                                                                ------------

                                                                   4,087,907
                                                                ------------
BASIC RESOURCES -- 2.8%
Anglo American Capital PLC                            13,310         452,200
Rio Tinto PLC                                          9,605         437,793
                                                                ------------

                                                                     889,993
                                                                ------------
FOOD & BEVERAGES -- 1.2%
Diageo PLC                                            26,100         377,500
                                                                ------------
HEALTH CARE -- 6.3%
AstraZeneca PLC                                       14,211         690,183
GlaxoSmithKline PLC                                   51,949       1,310,105
                                                                ------------

                                                                   2,000,288
                                                                ------------
INSURANCE -- 0.8%
Aviva PLC                                             19,921         241,106
                                                                ------------
OIL & GAS -- 10.0%
BP PLC                                               193,000       2,050,950
Royal Dutch Shell PLC (Class A)                       35,621       1,083,008
                                                                ------------

                                                                   3,133,958
                                                                ------------
RETAIL -- 1.3%
Tesco PLC                                             70,742         402,595
                                                                ------------
TELECOMMUNICATIONS -- 4.7%
BT Group PLC                                          77,830         297,627

See accompanying notes to financial statements

STREETTRACKS DOW JONES STOXX 50 FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES         VALUE
-----------------------------------------------    ---------    ------------
Vodafone Group PLC                                   548,612    $  1,181,996
                                                                ------------

                                                                   1,479,623
                                                                ------------

TOTAL UNITED KINGDOM                                              12,612,970
                                                                ------------
TOTAL COMMON STOCKS  --
   (Cost $24,731,116)                                             31,261,525
                                                                ------------

SHORT TERM INVESTMENTS -- 10.9%
UNITED STATES -- 10.9%
MONEY MARKET FUND -- 10.9%
AIM Short Term Investment Class Prime Fund           256,805         256,805
UBS Private Money Market Fund, LLC (b)             3,160,850       3,160,850
                                                                ------------
TOTAL SHORT TERM INVESTMENTS  --
   (Cost $3,417,655)                                               3,417,655
                                                                ------------
TOTAL INVESTMENTS -- 110.2%
   (Cost $28,148,771)                                             34,679,180
OTHER ASSETS AND LIABILITIES -- (10.2)%                           (3,205,021)
                                                                ------------
NET ASSETS -- 100.0%                                            $ 31,474,159
                                                                ============

(a) Security, or portion thereof, was on loan at December 31, 2005

(b) Investments of cash collateral for securities loaned

See accompanying notes to financial statements

STREETTRACKS DOW JONES EURO STOXX 50 FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES         VALUE
-----------------------------------------------   ----------    ------------
COMMON STOCKS -- 99.6%
FINLAND -- 3.7%
TECHNOLOGY -- 3.7%
Nokia Oyj                                            246,148    $  4,485,812
                                                                ------------
FRANCE -- 33.5%
AUTOMOBILES & PARTS -- 0.7%
Renault SA                                            10,994         893,493
                                                                ------------
BANKS -- 6.2%
BNP Paribas SA (b)                                    43,974       3,545,282
Credit Agricole SA                                    37,849       1,187,998
Societe Generale                                      22,546       2,763,130
                                                                ------------

                                                                   7,496,410
                                                                ------------
CHEMICALS -- 1.0%
L'Air Liduide SA                                       6,045       1,158,687
                                                                ------------
CONSTRUCTION MATERIALS -- 1.7%
Compagnie de Saint-Gobain (b)                         19,139       1,134,414
Lafarge SA (b)                                         9,726         871,895
                                                                ------------

                                                                   2,006,309
                                                                ------------
FOOD & BEVERAGES -- 1.2%
Groupe Danone (b)                                     13,718       1,427,979
                                                                ------------
HEALTH CARE -- 4.3%
Sanofi-Aventis (b)                                    59,657       5,207,262
                                                                ------------
INSURANCE -- 2.4%
AXA (b)                                               89,746       2,885,741
                                                                ------------
MEDIA -- 1.7%
Vivendi Universal SA (b)                              64,298       2,006,798
                                                                ------------
OIL & GAS -- 6.6%
Total SA                                              31,845       7,970,819
                                                                ------------
PERSONAL & HOUSEHOLD GOODS -- 2.1%
L'Oreal SA (b)                                        16,439       1,217,731
LVMH Moet Hennessy Louis Vuitton
SA (b)                                                14,256       1,262,016
                                                                ------------

                                                                   2,479,747
                                                                ------------
RETAIL -- 1.3%
Carrefour SA                                          32,749       1,528,939
                                                                ------------
TECHNOLOGY -- 0.7%
Alcatel SA *                                          72,914         900,480
                                                                ------------
TELECOMMUNICATIONS -- 1.9%
France Telecom SA (b)                                 93,949       2,326,060
                                                                ------------
UTILITIES -- 1.7%
Suez SA (b)                                           63,982       1,984,860
                                                                ------------

TOTAL FRANCE                                                      40,273,584
                                                                ------------
GERMANY -- 23.9%
AUTOMOBILES & PARTS -- 2.2%
DaimlerChrysler AG (b)                                52,423       2,667,585
                                                                ------------
BANKS -- 2.3%
Deutsche Bank AG (b)                                  28,704       2,772,954
                                                                ------------
CHEMICALS -- 3.3%
BASF AG (b)                                           29,540       2,254,749
Bayer AG                                              40,735       1,695,648
                                                                ------------

                                                                   3,950,397
                                                                ------------
INDUSTRIAL GOODS & SERVICES -- 3.3%
Siemens AG (b)                                        46,453       3,967,059
                                                                ------------
INSURANCE -- 4.1%
Allianz AG (b)                                        22,040       3,326,092
Muenchener Rueckversicherungs-Gesellschaft AG         11,439       1,543,315
                                                                ------------

                                                                   4,869,407
                                                                ------------
TECHNOLOGY -- 1.8%
SAP AG                                                11,826       2,136,484
                                                                ------------
TELECOMMUNICATIONS -- 2.0%
Deutsche Telekom AG                                  146,767       2,437,515
                                                                ------------
UTILITIES -- 4.9%
E.ON AG (b)                                           38,418       3,960,161
RWE AG (b)                                            26,274       1,938,518
                                                                ------------

                                                                   5,898,679
                                                                ------------

TOTAL GERMANY                                                     28,700,080
                                                                ------------
IRELAND -- 0.9%
BANKS -- 0.9%
Allied Irish Banks PLC                                50,907       1,083,855
                                                                ------------
ITALY -- 12.0%
BANKS -- 4.0%
SanPaolo IMI SpA                                      54,565         850,224
UniCredito Italiano SpA                              575,638       3,951,743
                                                                ------------

                                                                   4,801,967
                                                                ------------
INSURANCE -- 1.8%
Assicurazioni Generali SpA                            61,114       2,128,009
                                                                ------------
OIL & GAS -- 3.2%
Eni SpA                                              140,647       3,887,041
                                                                ------------
TELECOMMUNICATIONS -- 1.5%
Telecom Italia SpA                                   611,485       1,774,342
                                                                ------------
UTILITIES -- 1.5%
Enel SpA                                             234,934       1,838,667
                                                                ------------

TOTAL ITALY                                                       14,430,026
                                                                ------------
NETHERLANDS -- 12.5%
BANKS -- 4.2%
ABN AMRO Holding NV                                  104,372       2,719,544
Fortis                                                72,201       2,290,078
                                                                ------------

                                                                   5,009,622
                                                                ------------
FOOD & BEVERAGES -- 1.8%
Unilever NV                                           31,880       2,175,394
                                                                ------------
INSURANCE -- 4.2%
Aegon NV                                              79,211       1,284,708
ING Groep NV                                         110,164       3,807,358
                                                                ------------

                                                                   5,092,066
                                                                ------------
PERSONAL & HOUSEHOLD GOODS -- 1.8%
Koninklijke (Royal) Philips
Electronics NV                                        69,209       2,142,931
                                                                ------------
RETAIL -- 0.5%
Koninklijke Ahold NV *                                86,066         642,616
                                                                ------------
TOTAL NETHERLANDS                                                 15,062,629
                                                                ------------
SPAIN -- 13.1%
BANKS -- 6.6%
Banco Bilbao Vizcaya Argentaria SA                   188,230       3,348,162
Banco Santander Central Hispano SA                   347,248       4,566,999
                                                                ------------

                                                                   7,915,161
                                                                ------------
OIL & GAS -- 1.3%
Repsol YPF SA                                         55,014       1,600,880
                                                                ------------
TELECOMMUNICATIONS -- 3.0%
Telefonica SA                                        243,169       3,645,609
                                                                ------------

See accompanying notes to financial statements

STREETTRACKS DOW JONES EURO STOXX 50 FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES         VALUE
-----------------------------------------------   ----------    ------------
UTILITIES -- 2.2%
Endesa SA (b)                                         53,429    $  1,400,353
Iberdrola SA (b)                                      43,767       1,192,029
                                                                ------------

                                                                   2,592,382
                                                                ------------
TOTAL SPAIN COMMON STOCKS                                         15,754,032
                                                                ------------

TOTAL COMMON STOCKS  --
   (Cost $117,705,758)                                           119,790,018
                                                                ------------

SHORT TERM INVESTMENTS -- 28.3%
UNITED STATES -- 28.3%
MONEY MARKET FUND -- 28.3%

ABN AMRO Holding NV                                  260,280         260,280
UBS Private Money Market Fund, LLC (a)            33,767,405      33,767,405
                                                                ------------
TOTAL SHORT TERM INVESTMENTS  --
   (Cost $34,027,685)                                             34,027,685
                                                                ------------
TOTAL INVESTMENTS -- 127.9%
  (Cost $151,733,443)                                            153,817,703
OTHER ASSETS AND LIABILITIES -- (27.9)%                          (33,552,527)
                                                                ------------
NET ASSETS -- 100.0%                                            $120,265,176
                                                                ============

(a) Security, or portion thereof, was on loan at December 31, 2005

(b) Investments of cash collateral for securities loaned

* Non-income producing security

See accompanying notes to financial statements

NOTES December 31, 2005 (UNAUDITED):

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2005 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                      --------------   ------------    ------------    --------------
streetTRACKS Dow Jones STOXX 50 Fund                  $   28,148,771   $  6,658,584    $    128,175    $    6,530,409
streetTRACKS Dow Jones EURO STOXX 50 Fund                151,733,443      5,874,062       3,789,802         2,084,260

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is available on the Fund's website at www.streetTRACKS.com and also on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Index Shares Funds

By:   /s/ James E. Ross
      -----------------
      James E. Ross
      President

By:   /s/ Gary L. French
      ------------------
      Gary L. French
      Treasurer

Date: February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ James E. Ross
      -----------------
      James E. Ross
      President

By:   /s/ Gary L. French
      ------------------
      Gary L. French
      Treasurer

Date: February  17, 2006